Share-based Payment - Fair value of Warrants At Grant Date Based on Black-Scholes (Detail)	12 Months Ended
Dec. 31, 2017 EUR (€) yr
Plan - July 13, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	3.95%
Expected duration	0
Fair value | €	€ 0.63
Plan - December 29, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	3.95%
Expected duration	0
Fair value | €	€ 0.88
Plan - June 14, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	4.63%
Expected duration	0
Fair value | €	€ 0.90
Plan - October 12, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	4.22%
Expected duration	0
Fair value | €	€ 3.78
Plan - Augustus 22, 2008 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	4.42%
Expected duration	0
Fair value | €	€ 3.11
Plan - September 29, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	3.14%
Expected duration	0
Fair value | €	€ 5.25
Plan - October 30, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	60.00%
Risk-free interest rate	3.11%
Expected duration	0
Fair value | €	€ 5.07
Plan - December 3, 2010 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	50.00%
Risk-free interest rate	3.46%
Expected duration	0
Fair value | €	€ 4.49
Plan - April 28, 2011 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	55.00%
Expected duration	0
Plan - February 1, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	55.00%
Expected duration	0
Plan - April 26, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected duration	0
Plan - November 6, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected duration	0
Plan - January 29, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected duration	0
Plan - August 5, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected duration	0
Plan - November 25, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	40.90%
Expected duration	0
Plan - April 24, 2014 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	40.60%
Risk-free interest rate	0.20%
Expected duration	0
Plan - March 16, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	40.90%
Risk-free interest rate	0.60%
Expected duration	0
Fair value | €	€ 5.20
Plan - September 14, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	40.90%
Risk-free interest rate	0.60%
Expected duration	0
Fair value | €	€ 5.20
Plan - February 24, 2016 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	42.60%
Risk-free interest rate	0.20%
Expected duration	0
Fair value | €	€ 4.92
Plan - February 22, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	39.10%
Risk-free interest rate	0.21%
Expected duration	0
Fair value | €	€ 5.11
Plan - September 20, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected dividend yield | €	€ 0.0000
Expected stock price volatility	37.70%
Risk-free interest rate	0.08%
Expected duration	0
Fair value | €	€ 4.77
Bottom of range [member] | Plan - July 13, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - December 29, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - June 14, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - October 12, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - Augustus 22, 2008 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - September 29, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - October 30, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - December 3, 2010 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - April 28, 2011 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	2.35%
Expected duration	0
Fair value | €	€ 1.38
Bottom of range [member] | Plan - February 1, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	2.83%
Expected duration	0
Fair value | €	€ 1.47
Bottom of range [member] | Plan - April 26, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	49.00%
Risk-free interest rate	1.09%
Expected duration	0
Fair value | €	€ 2.15
Bottom of range [member] | Plan - November 6, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	53.40%
Risk-free interest rate	1.54%
Expected duration	0
Fair value | €	€ 3.18
Bottom of range [member] | Plan - January 29, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	52.70%
Risk-free interest rate	1.56%
Expected duration	0
Fair value | €	€ 3.86
Bottom of range [member] | Plan - August 5, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	52.70%
Risk-free interest rate	1.56%
Expected duration	0
Fair value | €	€ 3.86
Bottom of range [member] | Plan - November 25, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	0.91%
Expected duration	0
Fair value | €	€ 3.06
Bottom of range [member] | Plan - April 24, 2014 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Fair value | €	€ 3.71
Bottom of range [member] | Plan - March 16, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - September 14, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - February 24, 2016 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - February 22, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Bottom of range [member] | Plan - September 20, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - July 13, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - December 29, 2006 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - June 14, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - October 12, 2007 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - Augustus 22, 2008 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - September 29, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - October 30, 2009 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - December 3, 2010 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - April 28, 2011 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	2.84%
Expected duration	0
Fair value | €	€ 1.64
Top of range [member] | Plan - February 1, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	3.65%
Expected duration	0
Fair value | €	€ 1.74
Top of range [member] | Plan - April 26, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	56.00%
Risk-free interest rate	1.78%
Expected duration	0
Fair value | €	€ 2.89
Top of range [member] | Plan - November 6, 2012 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	54.00%
Risk-free interest rate	1.88%
Expected duration	0
Fair value | €	€ 4.04
Top of range [member] | Plan - January 29, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	53.80%
Risk-free interest rate	2.08%
Expected duration	0
Fair value | €	€ 4.07
Top of range [member] | Plan - August 5, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected stock price volatility	53.80%
Risk-free interest rate	2.08%
Expected duration	0
Fair value | €	€ 4.07
Top of range [member] | Plan - November 25, 2013 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Risk-free interest rate	1.50%
Expected duration	0
Fair value | €	€ 3.80
Top of range [member] | Plan - April 24, 2014 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Fair value | €	€ 3.92
Top of range [member] | Plan - March 16, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - September 14, 2015 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - February 24, 2016 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - February 22, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0
Top of range [member] | Plan - September 20, 2017 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Expected duration	0